IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Federated Global Equity Fund
A Portfolio of Federated Equity Funds
INSTITUTIONAL SHARES (TICKER FGLEX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED jANUARY 31, 2014
Effective April 28, 2014, Federated Global Equity Fund will change its name to “Federated Emerging Markets Equity Fund.” Accordingly, any and all references to “Federated Global Equity Fund” should be deleted and replaced with “Federated Emerging Markets Equity Fund.”
1. On the cover page, please delete the first sentence and replace it with the following:
“A mutual fund seeking long-term capital appreciation by investing primarily in emerging markets.”
2. Under the heading entitled, “What are the Fund's Main Investment Strategies?,” please delete the section and replace with the following:
“The Fund invests primarily in equity securities of emerging markets. The Fund may invest in a company of any style or size (including companies with large-, medium- or small-market capitalizations). The Fund may also opportunistically invest in emerging market fixed-income securities to gain exposure to a certain market sector or for other reasons consistent with its investment strategy.
In selecting securities, the Fund's investment adviser (“Adviser”) focuses first on country selection seeking to identify emerging market countries, whose stock markets appear attractively valued relative to other countries, have better growth prospects, have attractive macroeconomic forces working in their favor and evidence of other factors which the Adviser has identified as being correlated with market outperformance. Once a country's stock market has been selected for investment, the Adviser uses bottom up stock research and optimization models to select a group of stocks which give broad exposure to the targeted market. The models' stock selection criteria includes among other things, growth indicators, valuation indicators and corporate quality indicators. The Fund may buy or sell foreign currencies (which may be implemented through derivative contracts such as forward or future contracts) in lieu of or in addition to non-dollar denominated foreign equity securities in order to increase or decrease its exposure to foreign equity and/or currency markets. The Fund may invest in hybrid investments (such as notes linked to underlying securities, indices or commodities), or derivative contracts (such as futures, options and swaps), as well as exchange-traded funds (ETFs) to implement its investment strategy and to hedge against losses in the Fund.
Because the Fund refers to emerging market equity securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in emerging market equity securities.”

3. Under the heading entitled, “What are the Main Risks of Investing in the Fund?,” please add the following:
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
■	Interest Rate Risk. Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. Also, interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
■	Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade that generally are subject to greater interest rate, credit and liquidity risks than investment-grade securities.
■	Risk Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
4. Under the heading entitled, “Average Annual Total Return Table,” please add the following as the last line item and corresponding footnote:
Morgan Stanley Capital International Emerging Markets Index[3] (reflects no deduction for fees, expenses or taxes)	-2.60%	-0.93%
3	The Fund's investment adviser has elected to change its broad-based securities market index from the Morgan Stanley Capital International All Country World Index to the Morgan Stanley Capital International Emerging Markets Index (“Emerging Markets Index”). The Emerging Markets Index is more representative of the securities in which the Fund invests. The Emerging Markets Index captures large- and mid-cap representation across 21 Emerging Markets (EM) countries. With 824 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. As of November 2013, the MSCI Emerging Markets Index consisted of the following country indices: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic, Egypt, Greece, Hungary, Poland, Russia, South Africa, Turkey, China, India, Indonesia, Korea, Malaysia, Philippines, Taiwan and Thailand.
February 25, 2014
Federated Global Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452025 (2/14)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Federated Global Equity Fund
A Portfolio of Federated Equity Funds
INSTITUTIONAL SHARES (TICKER FGLEX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2014
Effective April 28, 2014, Federated Global Equity Fund will change its name to “Federated Emerging Markets Equity Fund.” Accordingly, any and all references to “Federated Global Equity Fund” should be deleted and replaced with “Federated Emerging Markets Equity Fund.”
1. On the cover page, please delete the first sentence and replace it with the following:
“A mutual fund seeking long-term capital appreciation by investing primarily in emerging markets.”
2. Under the heading entitled, “What are the Fund's Main Investment Strategies?,” please delete the section and replace it with the following:
“The Fund invests primarily in equity securities of emerging markets. The Fund may invest in a company of any style or size (including companies with large-, medium- or small-market capitalizations). The Fund may also opportunistically invest in emerging market fixed income securities to gain exposure to a certain market sector or for other reasons consistent with its investment strategy.
In selecting securities, the Fund's investment adviser (“Adviser”) focuses first on country selection seeking to identify emerging market countries, whose stock markets appear attractively valued relative to other countries, have better growth prospects, have attractive macroeconomic forces working in their favor and evidence of other factors which the Adviser has identified as being correlated with market outperformance. Once a country's stock market has been selected for investment, the Adviser uses bottom up stock research and optimization models to select a group of stocks which give broad exposure to the targeted market. The models' stock selection criteria includes among other things, growth indicators, valuation indicators and corporate quality indicators. The Fund may buy or sell foreign currencies (which may be implemented through derivative contracts such as forward or future contracts) in lieu of or in addition to non-dollar denominated foreign equity securities in order to increase or decrease its exposure to foreign equity and/or currency markets. The Fund may invest in hybrid investments (such as notes linked to underlying securities, indices or commodities), or derivative contracts (such as futures, options and swaps), as well as exchange-traded funds (ETFs) to implement its investment strategy and to hedge against losses in the Fund.
Because the Fund refers to emerging market equity securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in emerging market equity securities.”
3. Under the heading entitled, “What are the Main Risks of Investing in the Fund?,” please add the following:
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
■	Interest Rate Risk. Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. Also, interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
■	Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade that generally are subject to greater interest rate, credit and liquidity risks than investment-grade securities.
■	Risk Related to the Economy. Lower grade bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

4. Under the heading entitled, “Average Annual Total Return Table,” please add the following as the last line item and corresponding footnote:
Morgan Stanley Capital International Emerging Markets Index[3] (reflects no deduction for fees, expenses or taxes)	-2.60%	-0.93%
3	The Fund's investment adviser has elected to change its broad-based securities market index from the Morgan Stanley Capital International All Country World Index to the Morgan Stanley Capital International Emerging Markets Index (“Emerging Markets Index”). The Emerging Markets Index is more representative of the securities in which the Fund invests. The Emerging Markets Index captures large- and mid-cap representation across 21 Emerging Markets (EM) countries. With 824 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. As of November 2013, the MSCI Emerging Markets Index consisted of the following country indices: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic, Egypt, Greece, Hungary, Poland, Russia, South Africa, Turkey, China, India, Indonesia, Korea, Malaysia, Philippines, Taiwan and Thailand.
5. Under the heading entitled, “What are the Fund's Investment Strategies?,” please delete the first seven paragraphs and replace them with the following:
“While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the principal strategies and policies described in this Prospectus. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal strategies.
Primarily through investment in equity securities in emerging markets, the Fund attempts to achieve long-term capital appreciation in excess of the returns of broad global markets over long time periods. The Fund may invest in equity securities of any style and/or size, including companies with large, medium or small market capitalizations. The Fund may also opportunistically invest in emerging market fixed income securities to gain exposure to a certain market sector or for other reasons consistent with its investment strategy.
The Fund has a unique approach to investing globally. In selecting securities, the Fund's Adviser focuses first on country selection by seeking to identify emerging market countries, whose stock markets appear attractively valued relative to other countries, have better growth prospects, have attractive macroeconomic forces working in their favor and evidence other factors which the Adviser has identified as being correlated with market outperformance. Once a country's stock market has been selected for investment, the Adviser uses bottom up stock research and optimization models to select a group of stocks which give broad exposure to the targeted market. The models' stock selection criteria includes among other things, growth indicators, valuation indicators and corporate quality indicators. The Adviser believes that when this country and stock selection is performed such selectivity creates a greater potential for higher returns as compared to spreading investments across many markets.
The Adviser uses its proprietary country analysis methodology, analyzing each country's aggregate macroeconomic, company fundamental and market sentiment measures, to determine which markets are likely to generate the highest returns.
The Adviser believes that markets most worthy of investment may have the following characteristics, among others:
■	rising earnings expectations;
■	lower valuation relative to growth;
■	favorable economic environments;
■	strong sovereign and corporate quality; and
■	positive technical factors.
Countries considered for investment must satisfy the Adviser's criteria for political and economic stability, strength of financial systems and credit quality. After identifying those countries it believes are worthy of investment, the Adviser uses a global equity optimization process to invest in companies across the industries driving economic growth in the selected countries. This sophisticated process is intended to enable the Adviser to develop a portfolio that captures substantially all of the combined top-ranked countries' stock market movements with a select group of companies per selected country. Each company must meet the Adviser's standards for market and industry representation, financial condition, credit rating and liquidity.
The Fund invests, under normal conditions, primarily in emerging market securities of publicly traded companies worldwide. Equity securities may include common stocks, depositary receipts, warrants, convertible bonds, debentures and convertible preferred stocks, as well as shares of exchange-traded funds. The Fund may opportunistically invest in emerging markets fixed-income securities. Emerging markets fixed-income securities are debt investments issued by foreign governments or corporation in emerging market countries. The Fund may also invest in noninvestment-grade debt investments, which may offer higher yields than investment grade debt investments. The Fund may also buy or sell foreign currencies (which may be implemented through derivative contracts such as forward or future contracts) in lieu of or in addition to non-dollar denominated foreign equity securities in order to increase or decrease its exposure to foreign equity and/or currency markets. This would permit the Fund to take long positions on currencies the Adviser believes will increase in value and take short positions on currencies that the Adviser believes will decrease in value regardless of the Fund's security holdings in the applicable currency. Additionally, from time to time, the Fund may hedge against losses on securities held in the Fund or the currencies in which the securities are denominated by obtaining short exposure on an equity index, security or currency through a futures or forward contract or other derivative instrument. Further, the Fund is not limited in the portion of its investments that are denominated in either foreign currency or in U.S. dollars. The Fund may invest in investment companies, including ETFs in order to implement its investment strategy.”

6. Under the heading entitled, “What are the Fund's Investment Strategies?,” immediately prior to the sub-paragraph entitled “Temporary Investments,” please delete the non-fundamental investment policy which reads
“Because the Fund refers to equity investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in equity investments.” and replace it with the following:
“Because the Fund refers to emerging market equity securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in emerging market equity securities.”
7. Under the heading entitled, “What are the Fund's Principal Investments?,” please add the following under the disclosure for Fixed Income Securities:
“Foreign Government Securities (A Type of Foreign Fixed-Income Security)
Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.
Foreign Corporate Debt Securities (A Type of Foreign Fixed-Income Security)
The Fund will also invest in high-yield and investment-grade debt securities of foreign corporations. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.
The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (“senior”) debt securities have a higher priority than lower ranking (“subordinated”) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.”
8. Under the heading entitled, “What are the Specific Risks of Investing in the Fund?,” please add the following
“Issuer Credit Risk
It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
Many fixed-income securities receive credit ratings from nationally recognized statistical rating organizations (NRSROs) such as Fitch Rating Service, Moody's Investor Services, Inc. and Standard & Poor's that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.

Interest Rate Risk
Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
Risk Associated with Noninvestment-Grade Securities
Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.
Risk Related to the Economy
Lower-grade bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.”
February 25, 2014
Federated Global Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452023 (2/14)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Federated Global Equity Fund
A Portfolio of Federated Equity Funds
INSTITUTIONAL SHARES (TICKER FGLEX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED January 31, 2014
Effective April 28, 2014, Federated Global Equity Fund will change its name to “Federated Emerging Markets Equity Fund.” Accordingly, any and all references to “Federated Global Equity Fund” should be deleted and replaced with “Federated Emerging Markets Equity Fund.”
1. Under the heading entitled “Securities in Which the Fund Invests,” please delete the heading and definition for Foreign Government Securities.
2. Under the heading entitled “Investment Risks,” please delete the heading and definitions of the following risks: Interest Rate Risk, Issuer Credit Risk, Risk Associated with Noninvestment Grade Securities and Risk Related to the Economy.
3. Under the heading entitled “Investment Objective and Investment Limitations,” please delete the non-fundamental names rule policy and replace it with the following:
“Because the Fund refers to emerging market equity securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in emerging market equity securities.”
February 25, 2014

Federated Global Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452017 (2/14)